Loss for the Period - Disclosure of Detailed Information About Profit Loss from Operating Activities (Details) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
LossForPeriodLineItems [Line Items]
Interest expense on external borrowings	$ 1,353	$ 1,879
Interest expense on shareholder loans	1,062	1,292
Amortisation on loan set up costs	225	251
Finance costs	2,454	5,027
Net foreign exchange(gains)/losses	(2,306)	(1,600)
Gains (losses) on change in value of foreign currency basis spreads, before tax	(3,535)	934
Brand transition expenses	199
Onerous contracts		265
Restructure expenses	526	43
Transaction expenses	4,432	1,334
Brand transition, restructure and transaction cost	$ 5,157	$ 1,112
Bendon Limited [Member]
LossForPeriodLineItems [Line Items]
Interest expense on external borrowings			$ 2,923	$ 5,431	$ 3,140	$ 2,476
Interest expense on shareholder loans			3,040	2,807	7,042	3,192
Interest expense on finance lease						50
Amortisation on loan set up costs			275	553	227	152
Finance costs			6,238	8,791	10,409	5,870
Fair value (gain)/loss on foreign exchange contracts			2,135	(502)	7,660	(6,330)
Net foreign exchange(gains)/losses			1,171	(255)	(5,237)	1,630
Gains (losses) on change in value of foreign currency basis spreads, before tax			3,306	(757)	2,423	(4,700)
Brand transition expenses					884	10,160
Onerous contracts			1,166	(265)	789	329
Restructure expenses			103	215	559	111
Transaction expenses			52	3,322		1,582
Brand transition, restructure and transaction cost			$ 1,321	$ 3,272	$ 2,232	$ 12,182